Equity (Details Textual) - USD ($)												1 Months Ended										3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 07, 2020	Dec. 09, 2019	Nov. 13, 2019	Oct. 03, 2019	Jul. 02, 2019	Apr. 16, 2019	Apr. 08, 2019	Dec. 11, 2018	Nov. 07, 2018	Jun. 07, 2018	Oct. 23, 2017	Sep. 17, 2020	Aug. 26, 2019	Jul. 22, 2019	Jul. 02, 2019	Apr. 26, 2019	Dec. 31, 2018	Sep. 21, 2018	Oct. 27, 2017	Mar. 22, 2017	Jan. 30, 2016	Sep. 30, 2020	Sep. 30, 2019	May 02, 2019	Jun. 30, 2020	Jun. 30, 2019
Equity (Textual)
Fair value of warrants																									$ 881,750
Issuance of common stock				$ 46,000				$ 40,000					$ 8,000
Common stock price per share				$ 3.40				$ 4.45					$ 3.60
Aggregate gross proceeds																						$ 1,111,069			940,131	$ 850,000
Cancellation of treasury shares		35,099
Common stock, Description	The Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company’s board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market. As a result all common stock share amounts included in this filing have been retroactively reduced by a factor of five, and all common stock per share amounts have been increased by a factor of five. Amounts affected include common stock outstanding, including those that have resulted from the stock options, and warrants that convert to common stock.
Consulting fees																							52,708		140,556
Compensation expenses																							63,000		222,000
Fair value of common stock				$ 156,400									$ 28,800
Legal expenses																									$ 254,000	254,000
Fair value granted								$ 178,000
Compensation committee, description																	the Board of the Company and the Compensation Committee of the Board (the “Committee”) approved (i) an increase in the annual salaries of Lei Cao, Chief Executive Officer, Tuo Pan, acting Chief Financial Officer, and Zhikang Huang, Chief Operating Officer (the “C-Level Executives”), effective January 1, 2019, and (ii) a one-time award of a total of 190,000 of the common stock from the shares reserved under the Company’s 2014 Stock Incentive Plan (the “Plan”) to the C-Level Executives, Chief Technology Officer, Yafei Li and the following members of the Board, effective December 31, 2018, for their valuable contributions to the Company in fiscal 2018: Jing Wang, Tieliang Liu and Bradley A. Haneberg. The Committee recommended and the Board determined to make the following stock grants under the Plan: (i) Chief Executive Officer, Lei Cao, is entitled to a one-time stock award grant of 80,000 shares, (ii) acting Chief Financial Officer, Tuo Pan, is entitled to a one-time stock award grant of 28,000 shares, (iii) Chief Operating Officer, Zhikang Huang, is entitled to a one-time stock award grant of 36,000 shares, (iv) Chief Technology Officer, Yafei Li is entitled to a one-time stock award grant of 16,000 shares, (v) Board member Jing Wang is entitled to a one-time stock award grant of 10,000 shares, (vi) Board member Tieliang Liu is entitled to a one-time stock award grant of 10,000 shares and (vii) Board member Bradley A. Haneberg is entitled to a one-time stock award grant of 10,000 shares. The Company recorded compensation expense of $731,500 for the year ended June 30, 2019.
Consulting services agreement , description							The Company entered into a consulting services agreement with a consulting entity, which provides management consulting and advisory services. The scope of services primarily covered advising on business development, strategic planning and compliance during the six months service period from April 8, 2019 to October 7, 2019. The Company issued 60,000 shares of common stock as remuneration for the services, which were issued as restricted shares at $4.25 per share on April 16, 2019 to the consulting entity. These shares were valued at $255,000.
Common shares isued																									50,000
Common stock, per share																									$ 3.05
Fair value																									$ 152,500
Compensation expense																									152,500
Stock-based compensation																							414,708		$ 1,576,756	2,267,833
Net proceeds												$ 105
Stock Incentive Plan [Member]
Equity (Textual)
Compensation expenses																										178,000
Share Purchase Agreement [Member]
Equity (Textual)
Aggregate shares of common stock												720,000
Warrant [Member]
Equity (Textual)
Purchase of warrants												720,000
Warrant Exercisable date												Mar. 16, 2021
Exercise price												$ 1.825
Description of warrant rights												The Warrants will expire on March 16, 2026. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise the Warrants if the Company’s common stock trades at or above $4.38 for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.
Purchase price per share												$ 1.46
Restricted Stock [Member]
Equity (Textual)
Restricted share price														$ 3.50
Compensation expenses																							108,000
Consulting services agreement , description					The scope of services primarily covers business consultation for one year from July 1, 2019 to June 30, 2020. The Company can terminate the agreement if they are not satisfy with the performance of the consulting firm and the consulting firm should return all the issued shares.
Restricted common shares					120,000									18,000
Restricted common shares fair value					$ 432,000									$ 63,000
Service Agreements [Member]
Equity (Textual)
Issuance of common stock						$ 60,000
Common stock issued for services, shares							255,000
Restricted share price						$ 4.25
Compensation expenses																							63,500
Fair value of common stock										$ 508,000
Consulting services agreement , description										The scope of services primarily covers legal consultation in PRC during the two-year service period from July 2018 to June 2020. The consulting entity is entitled to be granted the common stock on a quarterly basis in eight equal installments.
Fair value of common stock										$ 508,000
Issuance of common stock shares										80,000
Consultants [Member]
Equity (Textual)
Issuance of common stock																$ 60,000
Common stock price per share																		$ 5.50
Common stock issued for services, shares							255,000								120,000			86,000		50,000	18,000				222,000
Restricted share price																$ 4.25				$ 12.65	$ 3.50
Restricted common stock value issued																			$ 548,000	$ 632,500
Shares of restricted common stock issued																			40,000
Compensation expenses																							$ 127,500
Fair value of common stock															$ 432,000			$ 473,000			$ 63,000
Consulting expenses																									$ 127,500
Fair value																									63,000
Shanming Liang [Member]
Equity (Textual)
Aggregate shares of common stock			200,000									720,000
Purchase price per share			$ 5.00									$ 1.46
Employees [Member]
Equity (Textual)
Restricted share price											$ 14.00
Shares of restricted common stock issued											26,000
Compensation expenses																										91,000
Consulting Agreement [Member]
Equity (Textual)
Restricted common stock value issued									$ 10,000
Fair value granted																								$ 65,000
Director [Member]
Equity (Textual)
Issuance of common stock			$ 200,000
Common stock price per share			$ 5.00
Aggregate gross proceeds			$ 10																			$ 59,869
Consultants Four [Member]
Equity (Textual)
Compensation expenses																										137,000
Consultants Five [Member]
Equity (Textual)
Consulting fees																										210,833
Compensation expenses																										65,000
Fair value of common stock																										$ 473,000
Consultants One [Member]
Equity (Textual)
Consulting expenses																									432,000
Consultant Two [Member]
Equity (Textual)
Consulting expenses																									28,800
Consultant Three [Member]
Equity (Textual)
Consulting expenses																									$ 156,400